Shareholders' Equity (Details 1) - $ / shares		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of Options, Exercised
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of Options, Outstanding beginning balance	[1]	10,541,954
Number of Options, Granted	[2]	2,740,000
Number of Options, Exercised		(314,415)
Number of Options, Forfeited		(1,422,917)
Number of Options, Outstanding ending balance		11,544,622
Number of Options, Exercisable		6,914,622
Weighted Average Exercise Price, Outstanding beginning balance	[1]	$ 0.69
Weighted Average Exercise Price, Granted	[2]	1.06
Weighted Average Exercise Price, Exercised		0.21
Weighted Average Exercise Price, Forfeited		1.16
Weighted Average Exercise Price, Outstanding ending balance		$ 0.76
Weighted Average remaining contractual term, Outstanding		1 year 5 months 27 days
Weighted Average remaining contractual term, Exercisable		1 year 1 month 20 days

[1]	Options Granted during 2016 and 2017On April 17, 2016, the Company granted to its Chief Financial Officer options to purchase an aggregate of 1,794,205 Ordinary Shares at an exercise price of $0.08 per share. The options vest over 10 quarters until fully vested on June 30, 2018. The Company recorded in its 2018, 2017 and 2016 statement of operations expenses of USD 173, USD 346 and USD 346, respectively, each year in respect of such grant, included in general and administrative expenses. On January 26, 2017, the Company granted to three members of its Board of directors options to purchase an aggregate of 300,000 Ordinary Shares, each, at an exercise price of NIS 1.95 (approximately $0.52 per share at the grant date). The options vest over 12 quarters until fully vested on September 30, 2019. The company recorded in its 2018 and 2017 statement of operations an expense of USD 45 and USD 56, respectively, in respect of such grant, included in general and administrative expenses. On May 4, 2017, the Company granted to its Chief Executive Officer options to purchase an aggregate of 2,000,000 Ordinary Shares at an exercise price NIS 2.31 (approximately $0.64 per share at the date grant). The options vest over 12 quarters until fully vested on December 31, 2019. The company recorded in its 2018 and 2017 statement of operations an expense of USD 459 each year, in respect of such grant, included in general and administrative expenses. On May 4, 2017, the Company granted to three of its senior officers options to purchase an aggregate of 700,000 Ordinary Shares, each, at an exercise price NIS 1.95 (approximately $0.52 per share at the date grant). The options vest over 12 quarters until fully vested on December 31, 2019. The company recorded in its 2018 and 2017 statement of operations an expense of USD 527 and USD 615, respectively, in respect of such grant. On August 27, 2017, the Company granted to four members of its board of directors options to purchase an aggregate of 300,000 Ordinary Shares, each, at an exercise price of NIS 6.13 (approximately $1.7 per share at the grant date). The options vest over 12 quarters until fully vested on September 30, 2019 for two of the directors and on July 16, 2020 for the other. The company recorded in its 2018 and 2017 statement of operations an expense of USD 102 and USD 107, respectively, in respect of such grant, included in general and administrative expenses. On November 30, 2017, the Company granted to its Chief Operating Officer options to purchase an aggregate of 700,000 Ordinary Shares at an exercise price NIS 3.78 (approximately $1.08 per share at the date grant). The options vest over 12 quarters until fully vested on September 30, 2020. The company recorded in its 2018 and 2017 statement of operations an expense of USD 95 USD 24, respectively in respect of such grant, included in in Research and Development expenses. During 2017, the Company granted to its employee's options to purchase an aggregate of 2,175,000 Ordinary Shares at an average exercise price of $0.96 per share. The options vest over 12 quarters until fully vested.
[2]	Options Granted during 2018 On June 18, 2018, the Company issued options to purchase 100,000 Ordinary Shares to its chairman of the board of directors at an exercise price of NIS 3.78 (approximately $1.06 per share at the grant date). One third of the options shall vest after one year and the balance of the remaining options shall vest over 8 quarters until fully vested on March 31, 2021. The Company recorded in its statement of operations an expense of USD 4 in respect of such grant, included in General and Administrative expenses. During 2018, the Company Granted options to purchase 2,640,000 Ordinary Shares to its employees at an average exercise price of NIS 3.78 (approximately $1.06 per share at the grant date). One third of the options shall vest after one year and the balance of the remaining options shall vest over 8 quarters until fully vested.